Stockholder's Equity and Stock-based Compensation - Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates	2.78%	2.14%	1.30%
Expected lives (in years)	5 years	5 years	5 years 6 months
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	73.67%	74.41%	78.76%
Stock appreciation rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates	3.00%
Expected lives (in years)	5 years 3 months 22 days
Expected dividend yield	0.00%
Expected volatility	82.90%